Share-based Payments - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Share-based Payments [Abstract]
Outstanding at beginning of period (in shares) | shares	17,793,881	13,414,118	10,916,086
Granted (in shares) | shares	3,120,975	8,881,000	5,424,000
Exercised (in shares) | shares	(534,034)	(577,022)	(2,238,187)
Forfeited and expired (in shares) | shares	(3,424,232)	(3,924,215)	(687,781)
Options exercisable (in shares) | shares	9,065,830	6,185,216	4,773,873
Outstanding at end of period (in shares) | shares	16,956,590	17,793,881	13,414,118	10,916,086
Weighted-average exercise price, beginning of year (in GBP per share)	£ 2.31	£ 2.58	£ 1.81
Weighted average exercise price, options granted (in GBP per share)	2.22	2.04	3.34
Weighted average exercise price, options exercised (in GBP per share)	1.71	0.50	0.70
Weighted average exercise price, options forfeited and expired (in GBP per share)	2.40	2.89	2.53
Weighted average exercise price of, options exercisable (in GBP per share)	2.19	2.03	1.42
Weighted-average exercise price, end of year (in GBP per share)	£ 2.29	£ 2.31	£ 2.58	£ 1.81
Weighted average remaining contractual life of outstanding share options	7 years 2 months 12 days	8 years 10 days	8 years 3 months 14 days	8 years 4 months 17 days
Weighted average remaining contractual life of options excisable	6 years 3 days	6 years 2 months 15 days	6 years 6 months
Weighted average stock price of share options exercised in share-based payment arrangement (in GBP per share)	£ 2.46	£ 2.43	£ 3.63